Supplement dated August 19, 2022 to

PROSPECTUS

Dated July 31, 2022

Balanced Fund

Institutional Class (WBAIX)

Investor Class (WBALX)

Core Plus Income Fund

Institutional Class (WCPBX)

Investor Class (WCPNX)

Hickory Fund (WEHIX)

Nebraska Tax-Free Income Fund (WNTFX)

Partners III Opportunity Fund

Institutional Class (WPOPX)

Investor Class (WPOIX)

Partners Value Fund

Institutional Class (WPVIX)

Investor Class (WPVLX)

Short Duration Income Fund

Institutional Class (WEFIX)

Investor Class (WSHNX)

Ultra-Short Government Fund (SAFEX)

Value Fund

Institutional Class (WVAIX)

Investor Class (WVALX)

New Transfer Agent

Effective August 20, 2022, Ultimus Fund Solutions, LLC (“Ultimus”), 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022-3474 will serve as the Funds’ transfer agent. Accordingly, all references to the transfer agent shall mean Ultimus and all references to any previous transfer agent will be deleted.

As a result of this change, certain information regarding how you may purchase and redeem shares in the Funds will also change. Please note the following new information with respect to how to effect purchase and redemption transactions in shares of the Funds:

Purchasing Shares

Opening a Regular New Account

Effective as of August 20, 2022, your Weitz Funds purchase application and your check payable to Weitz Funds should be submitted as follows:

By Mail:

Weitz Funds

c/o Ultimus Fund Solutions

P.O. Box 541150

Omaha, NE 68154

By Certified or Overnight Delivery:

Weitz Funds

c/o Ultimus Fund Solutions

4221 North 203rd Street, Suite 100

Elkhorn, NE 68022-3474

Purchasing Additional Shares of a Fund

Effective as of August 20, 2022, existing Weitz Funds shareholders may purchase additional shares in the following ways:

•	By Mail:
o	Sending your check made payable to Weitz Funds;
o	Completing the information on the remittance stub which is the bottom portion of your most recent transaction statements; and

o	Mailing the check and remittance stub to:

By Mail:

Weitz Funds

c/o Ultimus Fund Solutions

P.O. Box 541150

Omaha, NE 68154

By Certified or Overnight Delivery:

Weitz Funds

c/o Ultimus Fund Solutions

4221 North 203rd Street, Suite 100

Elkhorn, NE 68022-3474

Redeeming Shares

•	By Written Request

Effective as of August 20, 2022, shareholders seeking to redeem their shares by written request should submit their written redemption request in good order with the required supporting documentation by mail or facsimile transmission to:

By Mail:

Weitz Funds

c/o Ultimus Fund Solutions, LLC

P.O. Box 541150

Omaha, NE 68154

By Certified or Overnight Delivery:

Weitz Funds

c/o Ultimus Fund Solutions, LLC

4221 North 203rd Street, Suite 100

Elkhorn, NE 68022-3474

By Facsimile Transmission:

402-963-9094

Digital Signatures

Effective August 20, 2022, for all actions that require a shareholder signature, Weitz Funds may (at its discretion) accept a digital signature. Therefore, all references to signatures in the Funds’ Prospectus will include this discretionary item.

Supplement dated August 19, 2022 to

STATEMENT OF ADDITIONAL INFORMATION

Dated July 31, 2022

Balanced Fund

Institutional Class (WBAIX)

Investor Class (WBALX)

Core Plus Income Fund

Institutional Class (WCPBX)

Investor Class (WCPNX)

Hickory Fund (WEHIX)

Nebraska Tax-Free Income Fund (WNTFX)

Partners III Opportunity Fund

Institutional Class (WPOPX)

Investor Class (WPOIX)

Partners Value Fund

Institutional Class (WPVIX)

Investor Class (WPVLX)

Short Duration Income Fund

Institutional Class (WEFIX)

Investor Class (WSHNX)

Ultra-Short Government Fund (SAFEX)

Value Fund

Institutional Class (WVAIX)

Investor Class (WVALX)

New Transfer Agent

Effective August 20, 2022, Ultimus Fund Solutions, LLC (“Ultimus”), 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022-3474 will serve as the Funds’ transfer agent. Accordingly, all references to the transfer agent shall mean Ultimus and all references to any previous transfer agent will be deleted.

As a result of this change, the paragraph regarding the Funds’ transfer agent on page 55 of the Statement of Additional Information is replaced with the following:

Transfer Agent

Ultimus Fund Solutions, LLC, 4221 North 203rd Street, Suite 100, Elkhorn, NE  68022-3474 (“Ultimus”) is the transfer agent for Weitz Funds.  Pursuant to the Master Services Agreement between the Funds and Ultimus, Ultimus will provide customary transfer agency services to the Funds.  For providing such transfer agency services, Ultimus will receive certain base fees and account-related fees plus reimbursement for out-of-pocket expenses that are incurred.